Other assets (Tables)	12 Months Ended
Mar. 31, 2014
Other Assets Disclosure

Other assets include the following:

	As of March 31,
	2013		2014		2014
	(In millions)
Security deposits for leased property	Rs.	3,392.9	Rs.	3,728.7	US$	62.1
Sundry accounts receivable		17,256.4		22,455.4		374.3
Advance tax (net of provision for taxes)		14,881.1		12,251.3		204.2
Advances		1,701.2		1,444.8		24.1
Prepaid expenses		1,319.6		1,160.2		19.3
Restricted cash/ securitization margin for credit enhancement and securitized transactions		4,372.2		3,677.4		61.3
Derivatives (refer to note 24)		72,523.0		142,479.3		2,374.7
Others		20,390.5		27,093.9		451.5

Total	Rs.	135,836.9	Rs.	214,291.0	US$	3,571.5